Segment Reporting (Details) - Schedule of segment reporting - Aria Energy LLC [Member] - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 14, 2021
Segment Reporting Information [Line Items]
Total revenue	$ 41,063	$ 138,881	$ 82,600	$ 117,589
Net income (loss)	76,050	(29,923)	84,760	84,520
Depreciation, amortization and accretion	5,621	30,564	11,314	15,948
Interest expense	4,355	19,319	8,676	10,729
EBITDA		19,960		111,197
RNG [Member]
Segment Reporting Information [Line Items]
Total revenue	28,716	81,559	54,669	82,338
Net income (loss)	21,823	30,459	38,773	59,066
Depreciation, amortization and accretion	2,284	9,012	4,559	6,447
Interest expense
EBITDA		39,471		65,513
Power [Member]
Segment Reporting Information [Line Items]
Total revenue	12,347	57,322	27,931	37,058
Net income (loss)	63,422	(26,048)	64,925	66,431
Depreciation, amortization and accretion	3,325	21,478	6,728	9,467
Interest expense
EBITDA		(4,570)		75,898
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total revenue				(1,807)
Net income (loss)	(9,195)	(34,334)	(18,938)	(40,977)
Depreciation, amortization and accretion	12	74	27	34
Interest expense	$ 4,355	19,319	$ 8,676	10,729
EBITDA		$ (14,941)		$ (30,214)